SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended
Jan. 25, 2025
TAG
Contingent Consideration for Business Combination	49.00%
Renewable Energy Products Manufacturing Corp. [Member]
Percentage of ownership interest acquired	51.00%